STOCKHOLDERS' EQUITY (DEFICIT) (Details) - USD ($)			1 Months Ended	12 Months Ended
	May 05, 2023	Nov. 04, 2022	Apr. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	May 10, 2021
Stockholders' Equity (Deficit) (Details) [Line Items]
Preferred Shares, shares authorized				1,000,000	1,000,000
Preferred Shares, shares par value (in Dollars per share)				$ 0.0001	$ 0.0001
Preferred Shares, shares issued				0	0
Preferred Shares, shares outstanding				0	0
Class A Common Stock
Stockholders' Equity (Deficit) (Details) [Line Items]
Common stock, authorized				100,000,000	100,000,000
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001		$ 0.0001
Common stock, voting rights				one
Common stock, shares outstanding				1,090,718	3,539,809
Common stock subject to possible redemption				1,090,718	3,539,809
Temporary equity, shares outstanding				1,090,718	3,539,809
Common stock, shares issued				2,712,438	583,743
Common stock, shares outstanding				2,712,438	583,743
Class A Common Stock | Common Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Common stock, shares issued				3,803,176	3,803,176
Common stock, shares outstanding				4,123,552	4,123,552
Temporary equity, shares outstanding				4,123,552	4,123,552
Conversion of Class B to Class A common stock (in Shares)				2,128,715
Common stock, shares outstanding			2,712,458			583,743
Class A Common Stock | Public share
Stockholders' Equity (Deficit) (Details) [Line Items]
Common stock, shares outstanding	1,090,718	3,539,809
Exercise of right to redeem the common stocks	2,449,091	13,769,910
Amount of share redemption	$ 26,538,036	$ 143,462,997
Redemption price per share	$ 10.84	$ 10.42
Remaining amount in Trust account paid after redemption event	$ 11,900,000	$ 36,900,000
Temporary equity, shares outstanding	1,090,718	3,539,809
Class A Common Stock | Over-allotment option
Stockholders' Equity (Deficit) (Details) [Line Items]
Common stock, par value (in Dollars per share)							$ 0.0001
Class B Common Stock
Stockholders' Equity (Deficit) (Details) [Line Items]
Common stock, authorized				10,000,000	10,000,000
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Common stock, voting rights				one
Common stock, shares issued				2,371,813	4,500,528
Common stock, shares outstanding				2,371,813	4,500,528
Class B Common Stock | Common Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Class B to Class A common stock (in Shares)			2,128,715	(2,128,715)
Common stock, shares outstanding			2,128,715			4,257,430